Acquisitions (Tables)	12 Months Ended
Dec. 31, 2017
Business Combinations [Abstract]
Summary of Amounts Recognized for Assets and Liabilities Acquired

The following table summarizes the amounts recognized for assets acquired and liabilities assumed:

Final
allocation
Cash	$136
Non-cash working capital	(395)
Investments	1,497
Fixed assets	445
Goodwill	590
Other assets	24
Intangibles	372
Deferred tax assets	34
Long-term employee benefit liabilities	(137)
Long-term debt	(117)
Other long-term liabilities	(52)
Deferred tax liabilities	(119)
Non-controlling interest	(287)

Consideration paid	1,991
Less: Cash acquired	(136)

Net cash outflow	$1,855

Equity Investments Acquired as Part of Business Combination

The investments amount includes the following equity investments that were acquired as part of the business combination:

	Ownership	Investment
	percentage	balance
Getrag Ford Transmission GmbH	50.0%	$340
Getrag (Jiangxi) Transmission Co., Ltd [“GJT”]	66.7%	$1,077
Dongfeng Getrag Transmission Co. Ltd	50.0%	$80